FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCING ACTIVITIES	FINANCING ACTIVITIES

(in thousands of U.S. dollars)	As at December 31, 2022	Cash flows	Non-cash changes				As at December 31, 2023
			Foreign exchange movement	Fair value changes	Additions/(Dispositions)	Other(1)

Term loan(2)	$219,737	$81,521	$—	$—	$(1,326)	$(3,934)	$295,998
Securitization debt 2017-2	345,311	(345,626)	—	—	—	315	—
Warehouse credit facility 2022	—	153,272	—	—	—	4	153,276
Securitization debt 2018-1	302,359	(19,973)	—	—	—	144	282,530
Securitization debt 2020-2	420,274	(19,356)	—	—	—	1,121	402,039
Securitization debt 2023-2	—	333,199	—	—	—	111	333,310
SFR JV-1 securitization debt 2019-1	328,196	(971)	—	—	—	1,273	328,498
SFR JV-1 securitization debt 2020-1	546,713	(441)	—	—	—	1,749	548,021
SFR JV-1 securitization debt 2021-1	674,919	(33)	—	—	—	2,281	677,167
SFR JV-2 subscription facility	408,299	(408,299)	—	—	—	—	—
SFR JV-2 warehouse credit facility	389,716	(374,188)	—	—	—	1,927	17,455
SFR JV-2 term loan	386,701	105,994	—	—	—	1,041	493,736
SFR JV-2 securitization debt 2022-1	522,934	(216)	—	—	—	1,742	524,460
SFR JV-2 securitization debt 2022-2	342,069	(314)	—	—	—	1,033	342,788
SFR JV-2 securitization debt 2023-1	—	396,441	—	—	—	1,837	398,278
SFR JV-2 delayed draw term loan	193,126	(136)	—	—	—	266	193,256
SFR JV-HD subscription facility	126,814	(126,814)	—	—	—	—	—
SFR JV-HD warehouse credit facility	488,205	(226,934)	—	—	—	993	262,264
JV-HD term loan A	—	148,753	—	—	—	201	148,954
JV-HD term loan B	—	148,752	—	—	—	202	148,954
The Shops of Summerhill mortgage	15,973	(219)	373	—	—	35	16,162
Construction facility	5,032	23,152	593	—	—	—	28,777
Corporate office mortgages	12,717	(356)	263	—	—	—	12,624
Corporate credit facility	(911)	170,000		—	—	364	169,453
Due to Affiliate	256,824	—	—	—	—	5,598	262,422
Derivative financial instruments(3)	51,158	—	—	2,630	—	—	53,788
Limited partners' interests in single-family rental business	1,696,872	457,925	—	145,497	—	—	2,300,294
Lease obligations	33,644	(5,848)	—	—	11,884	1,489	41,169
Total liabilities from financing activities	$7,766,682	$489,285	$1,229	$148,127	$10,558	$19,792	$8,435,673
(1) Includes amortization of transaction costs and debt discount and interest on lease obligations.
(2) During the year ended December 31, 2023, the non-cash changes for the term loan includes a gain on debt modification of $1,326 as described in Note 19.
(3) The interest rate cap component included in the derivative financial instruments was an asset of $7,380 as at December 31, 2023 and as a result is excluded from the above table and classified as an asset on the consolidated balance sheet.

(in thousands of U.S. dollars)	As at December 31, 2021	Cash flows	Non-cash changes				As at December 31, 2022
			Foreign exchange movement	Fair value changes	Additions/(Dispositions)	Other(1)

Term loan(2)	$220,197	$(5,565)	$—	$—	$5,105	$—	$219,737
Securitization debt 2017-2	357,991	(12,983)	—	—	—	303	345,311
Securitization debt 2018-1	310,995	(8,779)	—	—	—	143	302,359
Securitization debt 2020-2	431,684	(12,531)	—	—	—	1,121	420,274
SFR JV-1 securitization debt 2019-1	327,424	(501)	—	—	—	1,273	328,196
SFR JV-1 securitization debt 2020-1	544,964	—	—	—	—	1,749	546,713
SFR JV-1 securitization debt 2021-1	673,653	(978)	—	—	—	2,244	674,919
SFR JV-2 subscription facility	348,529	58,614	—	—	—	1,156	408,299
SFR JV-2 warehouse credit facility	489,321	(101,054)	—	—	—	1,449	389,716
SFR JV-2 term loan	—	386,442	—	—	—	259	386,701
SFR JV-2 securitization debt 2022-1	—	521,675	—	—	—	1,259	522,934
SFR JV-2 securitization debt 2022-2	—	341,584	—	—	—	485	342,069
SFR JV-2 delayed draw term loan	—	193,034	—	—	—	92	193,126
SFR JV-HD subscription facility	99,543	26,845	—	—	—	426	126,814
SFR JV-HD warehouse credit facility	64,971	422,385	—	—	—	849	488,205
Land loan	22,086	(21,935)	(151)	—	—	—	—
The Shops of Summerhill mortgage	12,113	4,026	(176)	—	—	10	15,973
Construction facility	—	5,015	17	—	—	—	5,032
Corporate office mortgages	13,962	(390)	(855)	—	—	—	12,717
Corporate credit facility	—	(1,063)		—	—	152	(911)
Due to Affiliate(3)	256,362	—	—	—	(4,675)	5,137	256,824
Derivative financial instruments(4)	230,305	—	—	(175,848)	—	(3,299)	51,158
Limited partners' interests in single-family rental business	947,452	452,039	—	297,381	—	—	1,696,872
Lease obligations	30,792	(3,070)	—	—	4,619	1,303	33,644
Total liabilities from financing activities	$5,382,344	$2,242,810	$(1,165)	$121,533	$5,049	$16,111	$7,766,682
(1) Includes amortization of transaction costs and debt discount and interest on lease obligations.
(2) During the year ended December 31, 2022, the non-cash changes for the term loan include loss on debt modification of $6,816 as described in Note 19, net of modification impact amortization of $1,711.
(3) During the year ended December 31, 2022, the Company settled $4,675 of the principal balance Due to Affiliate through the issuance of 554,832 common shares (Note 20).
(4) The interest rate cap component included in the derivative financial instruments was an asset of 10,358 as at December 31, 2022 and as a result is excluded from the above table and classified as an asset on the consolidated balance sheet. For the year ended December 31, 2022, non-cash change for derivative financial instruments represents $3,299 of fair value converted to common shares upon the conversion of 4,675 preferred units (Note 20).